Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 5,800	$ 3,272	$ 3,921
Accounts receivable, net	10,619	26,442	34,597
Inventory	3,017	2,436	4,214
Prepaid expenses and other current assets	9,268	9,397	4,049
Total current assets	28,704	41,547	46,781
Property and equipment, net	707	708	722
Operating lease right-of-use asset	2,049	2,225	2,943
Intangibles, net	31,451	32,453	36,485
Investments	2,465	2,420	0
Goodwill	13,481	13,481	13,481
Other long-term assets	119	119	897
Total assets	78,976	92,953	101,309
Current liabilities:
Accounts payable	57,257	52,620	40,954
Accrued payroll	1,654	1,505	2,681
Accrued rebates and fees	168,429	162,517	89,658
Accrued expenses	3,482	2,841	7,408
Current portion of deferred consideration	437	447	491
Debt, current	39,442	34,876	108,429
Purchased revenue liability, current	4,303	4,115	0
Current portion of operating lease liabilities	740	714	759
Total current liabilities	275,744	259,635	250,380
Long-term portion of deferred consideration	2,343	2,448	2,895
Debt, net of issuance costs	0	845	17,038
Purchased revenue liability, net of current portion	2,997	2,685	0
Derivative liabilities	7,894	18,303	1,518
Operating lease liabilities, net of current portion	1,327	1,523	2,237
Other long-term liabilities	155	155	179
Total liabilities	290,460	285,594	274,247
Commitments and contingencies (See Note 11)
Stockholders' deficit:
Common stock	1	1	1
Additional paid-in capital	448,244	454,614	407,828
Accumulated other comprehensive income	6,317	6,317	0
Accumulated deficit	(589,132)	(563,052)	(490,245)
Treasury stock	(76,915)	(90,522)	(90,522)
Total stockholders' deficit	(211,484)	(192,641)	(172,938)
Total liabilities and stockholders' deficit	78,976	92,953	101,309
Series Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock, Value	0	0	0
Series One Preferred Stock [Member]
Stockholders' deficit:
Preferred Stock, Value	$ 1	$ 1	$ 0